UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22780

 NAME OF REGISTRANT:                     Cohen & Steers MLP Income
                                         & Energy Opportunity Fund,
                                         Inc.



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 280 Park Avenue
                                         New York, NY 10017

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Francis C. Poli
                                         280 Park Avenue
                                         New York, NY 10017

 REGISTRANT'S TELEPHONE NUMBER:          212-832-3232

 DATE OF FISCAL YEAR END:                11/30

 DATE OF REPORTING PERIOD:               07/01/2016 - 06/30/2017


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

Cohen & Steers MLP Income and Energy Opportunity Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------
 DYNAGAS LNG PARTNERS LP                                                                     Agenda Number:  934490412
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2188B108
    Meeting Type:  Annual
    Meeting Date:  22-Nov-2016
          Ticker:  DLNG
            ISIN:  MHY2188B1083
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     TO ELECT ALEXIOS RODOPOULOS AS A CLASS II                 Mgmt          For                            For
       DIRECTOR TO SERVE FOR A THREE-YEAR TERM
       UNTIL THE 2019 ANNUAL MEETING OF LIMITED
       PARTNERS

2.     TO APPROVE THE APPOINTMENT OF ERNST & YOUNG               Mgmt          For                            For
       (HELLAS) CERTIFIED AUDITORS ACCOUNTANTS
       S.A. AS THE PARTNERSHIP'S INDEPENDENT
       AUDITORS FOR THE FISCAL YEAR ENDING
       DECEMBER 31, 2016




--------------------------------------------------------------------------------------------------------------------------
 GOLAR LNG PARTNERS LP                                                                       Agenda Number:  934471183
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2745C102
    Meeting Type:  Annual
    Meeting Date:  28-Sep-2016
          Ticker:  GMLP
            ISIN:  MHY2745C1021
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      TO ELECT ALF C. THORKILDSEN AS A CLASS I                  Mgmt          For                            For
       DIRECTOR OF THE PARTNERSHIP WHOSE TERM WILL
       EXPIRE AT THE 2019 ANNUAL MEETING OF
       LIMITED PARTNERS.




--------------------------------------------------------------------------------------------------------------------------
 HOEGH LNG PARTNERS LP                                                                       Agenda Number:  934487340
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3262R100
    Meeting Type:  Annual
    Meeting Date:  19-Oct-2016
          Ticker:  HMLP
            ISIN:  MHY3262R1009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     TO ELECT ROBERT SHAW AS A CLASS II DIRECTOR               Mgmt          For                            For
       OF HOEGH LNG PARTNERS LP, WHOSE TERM WILL
       EXPIRE AT THE 2020 ANNUAL MEETING OF
       LIMITED PARTNERS.




--------------------------------------------------------------------------------------------------------------------------
 ROSE ROCK MIDSTREAM L.P.                                                                    Agenda Number:  934477349
--------------------------------------------------------------------------------------------------------------------------
        Security:  777149105
    Meeting Type:  Consent
    Meeting Date:  29-Sep-2016
          Ticker:  RRMS
            ISIN:  US7771491054
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     WRITTEN CONSENT OF UNITHOLDERS OF ROSE ROCK               Mgmt          For                            For
       MIDSTREAM, L.P. ("ROSE ROCK") TO APPROVE
       AND ADOPT THE AGREEMENT AND PLAN OF MERGER,
       DATED AS OF MAY 30, 2016, INCLUDING THE
       MERGER OF PBMS, LLC WITH AND INTO ROSE
       ROCK.




--------------------------------------------------------------------------------------------------------------------------
 SEMGROUP CORPORATION                                                                        Agenda Number:  934476018
--------------------------------------------------------------------------------------------------------------------------
        Security:  81663A105
    Meeting Type:  Special
    Meeting Date:  29-Sep-2016
          Ticker:  SEMG
            ISIN:  US81663A1051
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     TO APPROVE THE ISSUANCE OF CLASS A COMMON                 Mgmt          For                            For
       STOCK PURSUANT TO THE TERMS OF THE MERGER
       AGREEMENT IN CONNECTION WITH THE MERGER.

2.     TO APPROVE THE ADJOURNMENT OF THE SEMGROUP                Mgmt          For                            For
       SPECIAL MEETING, FROM TIME TO TIME, IF
       NECESSARY OR APPROPRIATE TO SOLICIT
       ADDITIONAL PROXIES.




--------------------------------------------------------------------------------------------------------------------------
 TESORO LOGISTICS LP                                                                         Agenda Number:  934473593
--------------------------------------------------------------------------------------------------------------------------
        Security:  88160T107
    Meeting Type:  Special
    Meeting Date:  04-Oct-2016
          Ticker:  TLLP
            ISIN:  US88160T1079
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     TO APPROVE THE AMENDMENT AND RESTATEMENT OF               Mgmt          For                            For
       THE PARTNERSHIP'S 2011 LONG-TERM INCENTIVE
       PLAN (THE "LTIP PROPOSAL").

2.     TO APPROVE THE ADJOURNMENT OF THE SPECIAL                 Mgmt          For                            For
       MEETING TO A LATER DATE OR DATES, IF
       NECESSARY OR APPROPRIATE TO SOLICIT
       ADDITIONAL PROXIES IN THE EVENT THERE ARE
       NOT SUFFICIENT VOTES AT THE TIME OF THE
       SPECIAL MEETING TO APPROVE THE LTIP
       PROPOSAL (THE "ADJOURNMENT PROPOSAL").



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Cohen & Steers MLP Income & Energy Opportunity Fund, Inc.
By (Signature)       /s/ Francis C. Poli
Name                 Francis C. Poli
Title                Assistant Secretary
Date                 08/18/2017